Reconciliation of liabilities arising from financing activities - Schedule of consolidated statement of cash flows (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the period	$ 10,772,976	$ 11,285,790
Finance costs	59,409	148,491
Financing cash flows	(4,621,972)	(1,301,053)
New lease entered	2,557,828	1,114,252
Termination of lease contract		(754,965)
Waiver of amount due to a related company	(3,591,998)
Exchange adjustments	69,351	280,461
Ending of the period	5,245,594	10,772,976
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the period	1,613,905	3,617,693
Finance costs	59,409	148,491
Financing cash flows	(1,329,298)	(2,541,362)
New lease entered	2,557,828	1,114,252
Termination of lease contract		(754,965)
Waiver of amount due to a related company	0
Exchange adjustments	69,351	29,796
Ending of the period	2,971,195	1,613,905
Amount due to a related company
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the period	9,159,071	7,668,097
Finance costs	0	0
Financing cash flows	(3,292,674)	1,240,309
New lease entered	0	0
Termination of lease contract		0
Waiver of amount due to a related company	(3,591,998)
Exchange adjustments	0	250,665
Ending of the period	$ 2,274,399	$ 9,159,071